NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 10.   NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period.  Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised as of the first day of the reporting period, along with the impact of those dilutive securities on net income (loss).

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Net income (loss)	$586,873	$(14,447,094)	$4,225,197	$(16,971,797)
Gain on derivative warrant liability	(2,421,000)	–	(10,580,000)	–
	$(1,834,127)	$(14,447,094)	$(6,354,803)	$(16,971,797)

Weighted average outstanding shares of common stock	20,654,502	15,495,421	19,883,329	15,270,968
Warrants – Debt	4,778,627	–	4,960,848	–
Stock options	3,662,422	–	4,667,825	–
Other warrants	91,224	–	112,186	–
Common stock and equivalents	29,186,775	15,495,421	29,624,188	15,270,968

Net income (loss) per share
Basic	$0.03	$(0.93)	$0.21	$(1.11)
Diluted	(0.06)	(0.93)	(0.21)	(1.11)

In 2016, outstanding stock options and common stock warrants are considered anti-dilutive because we were in a net loss position.

NOTE 12.  NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period.  Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position.  Accordingly, the number of weighted average shares outstanding for basic and fully diluted net loss per share are the same.

The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	December 31,
	2016	2015
Stock options	8,818,400	2,509,000
Warrants	9,783,343	2,322,700
Common stock upon conversion of debt	–	31,661
Stock payable	–	630,000
	18,601,743	5,493,361